Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Line Items]
Operating lease expenses	$ 16	$ 12	$ 28	$ 32	$ 29